RELATED PARTY TRANSACTIONS - Narrative (Details)					1 Months Ended							3 Months Ended									6 Months Ended	9 Months Ended			12 Months Ended
		Jul. 22, 2020 shares	Jun. 03, 2020 $ / shares shares	Jun. 02, 2020 $ / shares	Jun. 30, 2020 USD ($)	May 31, 2020 shares	Mar. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2018 shares	Nov. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares		Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2018 USD ($) $ / shares shares		Dec. 31, 2017	Aug. 31, 2018
Related Party Transaction [Line Items]
Options granted (in shares) | shares																						0			1,582,496		14,553,811		25,791,263
Total stock-based compensation expense												$ 49,047,000		$ 52,196,000								$ 151,983,000	$ 91,736,000		$ 137,991,000		$ 4,858,000		$ 3,843,000
Granted (in dollars per share) | $ / shares																						$ 0			$ 5.31		$ 1.14		$ 1.05
Weighted average grant date fair value (in dollars per share) | $ / shares																									$ 6.92		$ 0.75		$ 0.39
Options, weighted average remaining contractual term																						7 years 1 month 13 days			7 years 9 months 25 days		8 years 9 months 10 days		9 years 6 months 14 days		9 years 4 months 6 days
Series D redeemable convertible preferred stock in exchange for licensed technology (in shares) | shares																									5,132,289
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares) | shares		22,877,806
Less: Premium on repurchase of redeemable convertible preferred stock												$ 0	$ 0	0	$ 13,407,000	$ 0	$ 16,816,000	$ 0	$ 0	$ 0	$ 13,407,000	$ 0	$ 13,407,000		$ 13,407,000		$ 16,816,000		$ 166,000
Common Stock
Related Party Transaction [Line Items]
Sale of stock, consideration received on transaction, value of in-kind services														$ 50,000,000.0
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares) | shares												6,270,740										6,270,740	6,581,340	[1]	6,581,340	[2]	6,671,998	[2]	47,801,632	[2]
Issuance of redeemable convertible preferred stock for in-kind contribution (in shares) | shares	[2]																						9,443,353		9,443,353		5,953,515
Series D Preferred Stock
Related Party Transaction [Line Items]
Stock issued during period (in shares) | shares									25,661,448																5,132,291
Sale of stock, consideration received on transaction, license value									$ 50,000,000.0
Sale of stock, consideration received on transaction, value of in-kind services									$ 100,000,000.0																$ 50,000.0
Sale of stock, consideration received on transaction																											$ 50,000,000.0
Series D redeemable convertible preferred stock in exchange for licensed technology (in shares) | shares												5,132,289										5,132,289					5,953,515
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares) | shares																											5,132,291
Issuance of redeemable convertible preferred stock for in-kind contribution (in shares) | shares														0									9,443,353
Convertible preferred stock per share (in usd per share) | $ / shares									$ 9.74									$ 9.74
Series B Preferred Stock
Related Party Transaction [Line Items]
Payments for repurchase of preferred stock and preference stock											$ 4,200,000
Convertible Preferred Stock [Member]
Related Party Transaction [Line Items]
Sale of stock, consideration received on transaction									$ 100,000,000.0
M&M Residual, LLC
Related Party Transaction [Line Items]
Stock repurchased during the period (in shares) | shares			7,000,000
Shares repurchased, price per share (in dollars per share) | $ / shares			$ 10.00	$ 10.00
Performance Shares
Related Party Transaction [Line Items]
Options granted (in shares) | shares																									0
Chief Executive Officer
Related Party Transaction [Line Items]
Accounts receivable, related parties, current													$ 0				50,000.00								$ 0		$ 50,000.00
Chief Executive Officer | Reissued Performance Stock
Related Party Transaction [Line Items]
Options granted (in shares) | shares						180,153				6,005,139
Total stock-based compensation expense					$ 7,200,000
Chief Executive Officer | Performance Shares
Related Party Transaction [Line Items]
Granted (in dollars per share) | $ / shares													$ 1.39
Weighted average grant date fair value (in dollars per share) | $ / shares													$ 1.20
Options, weighted average remaining contractual term													6 years 5 months 1 day
Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties													$ 2,800,000				600,000								2,800,000		600,000
Stock repurchased during the period (in shares) | shares							2,850,930
Shares repurchased, price per share (in dollars per share) | $ / shares							$ 8.77
Stock repurchased during the period							$ 25,000,000.0
Accrued expenses with related parties													800,000				500,000								800,000		500,000
Affiliated Entity | Common Stock
Related Party Transaction [Line Items]
Issuance of Series D redeemable convertible preferred stock for in-kind contribution, gross														$ 0									$ 92,000,000.0		$ 92,000,000.0		8,000,000.0
Issuance of redeemable convertible preferred stock for in-kind contribution (in shares) | shares																									9,443,353
Affiliated Entity | Series D Preferred Stock
Related Party Transaction [Line Items]
Percentage of financing redeemed									5.00%									5.00%														5.00%
Affiliated Entity | Series B Preferred Stock
Related Party Transaction [Line Items]
Shares repurchased, price per share (in dollars per share) | $ / shares							$ 8.77
Temporary equity repurchased (in shares) | shares									3,575,750
Temporary equity repurchased, price per share (in usd per share) | $ / shares									$ 8.77
Share price as percentage of financing									0.90									0.90														0.90
Temporary equity repurchased and retired during period, value								$ 31,400,000
Former Executive Chairman
Related Party Transaction [Line Items]
Payments for repurchase of preferred stock and preference stock											1,400,000
Notes receivable, related parties											$ 2,500,000
Former Executive Chairman | Series B Preferred Stock
Related Party Transaction [Line Items]
Stock repurchased during the period (in shares) | shares											983,699
Shares repurchased, price per share (in dollars per share) | $ / shares											$ 4.23
Stock repurchased during the period											$ 4,200,000
Aircraft Charter | Chief Executive Officer
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party														1,100,000									1,300,000		$ 1,600,000		200,000		$ 0
Accounts payable, related parties													0				30,000.00								0		30,000.00
Prepaid In-Kind Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party												$ 12,500,000		$ 11,400,000								$ 40,200,000	$ 28,600,000		45,700,000		8,000,000.0
Due from Related Parties												6,000,000.0	$ 46,300,000				$ 0					6,000,000.0			46,300,000		0
Related Party Research And Development Expense | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party												$ 4,100,000										$ 10,600,000			$ 15,100,000		$ 14,100,000		$ 0
Payments For Interest | Former Executive Chairman
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction											$ 300,000

[1]	Issuance of Series D redeemable convertible preferred stock has been retroactively restated to give effect to the recapitalization transaction.
[2]	Issuance of Series D redeemable convertible preferred stock has been retroactively restated to give effect to the recapitalization transaction.